Commitments and Contingencies - Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating
2016	$ 17,274
2017	16,652
2018	15,007
2019	14,789
2020	13,075
Thereafter	63,188
Amounts representing interest	0
Total lease payments	139,985
Capital
2016	8,440
2017	8,281
2018	3,298
2019	30
2020	11
Thereafter	0
Amounts representing interest	(1,272)
Total lease payments	18,788
Total
2016	25,714
2017	24,933
2018	18,305
2019	14,819
2020	13,086
Thereafter	63,188
Amounts representing interest	(1,272)
Total lease payments	$ 158,773